Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Impairment loss	$ 51	¥ 336	$ 0	$ 0
Bike-sharing maintenance
Goodwill [Line Items]
Impairment loss	$ 51	¥ 336